Other Current and Non-Current Assets- Schedule of Other Current Assets (Details) - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances to unrelated-parties	[1]	$ 8,305	$ 1,835,826
Advances to employees		45,396	64,777
Other current assets		119,325	187,343
Total		$ 173,026	$ 2,087,946

[1]	The advances to unrelated parties for business development, and are non-interest bearing and due on demand.